Annual Total Returns - Contrafund® Portfolio [BarChart] - 02.28 VIP Contrafund Portfolio Initial, Service, Service 2 PRO-12 - Contrafund® Portfolio - VIP Contrafund Portfolio-Initial VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.53%)
Annual Return 2012	16.42%
Annual Return 2013	31.29%
Annual Return 2014	11.94%
Annual Return 2015	0.64%
Annual Return 2016	8.04%
Annual Return 2017	21.88%
Annual Return 2018	(6.38%)
Annual Return 2019	31.58%
Annual Return 2020	30.57%